Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue - Commissions	¥ 293,069	¥ 373,313	¥ 327,129
Revenue from performance obligations satisfied in previous periods	1,334
Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Revenue - Commissions	¥ (17,297)